RELATED PARTY TRANSACTIONS AND BALANCES - Related party transactions (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)
RELATED PARTY TRANSACTIONS AND BALANCES
Repayment of related party loan	¥ (1,749)	$ (261)	¥ (4,515)
Anpac Beijing | Consulting service
RELATED PARTY TRANSACTIONS AND BALANCES
Related party expense	951	147		¥ 525
Jiangsu Anpac
RELATED PARTY TRANSACTIONS AND BALANCES
Revenue rendered	2			115
Jiangsu Anpac | Consulting service
RELATED PARTY TRANSACTIONS AND BALANCES
Related party expense				129
Anpai
RELATED PARTY TRANSACTIONS AND BALANCES
Revenue rendered				1
Annadi
RELATED PARTY TRANSACTIONS AND BALANCES
Revenue rendered	1,239	191
Shanghai muqing industrial | Rent received
RELATED PARTY TRANSACTIONS AND BALANCES
Revenue rendered	¥ (32)	$ (5)		(158)
Jiaxing Zhijun
RELATED PARTY TRANSACTIONS AND BALANCES
Interest expense				1,779
CRS
RELATED PARTY TRANSACTIONS AND BALANCES
Loan from related party				¥ (3,648)